BMW Vehicle Lease Trust 2015-2

Collection Period Ending:	6/30/17
Previous Payment Date:	6/20/17
Current Payment Date:	7/20/17
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):  30

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,201,944,688.15	$569,374,301.29	$517,427,930.81
Aggregate Discounted ALG Residual Value	$742,018,513.10	$487,236,652.06	$446,540,833.18
Reserve Fund	$3,004,861.72	$3,004,861.72	$3,004,861.72

Notes
Class A-1 Notes	$171,000,000.00	-	-
Class A-2a Notes	$250,000,000.00	-	-
Class A-2b Notes	$190,000,000.00	-	-
Class A-3 Notes	$308,000,000.00	$260,605,782.89	$220,678,859.29
Class A-4 Notes	$81,000,000.00	$81,000,000.00	$81,000,000.00
	$1,000,000,000.00	$341,605,782.89	$301,678,859.29

Overcollateralization	$201,944,688.15		$215,749,071.52

Current Collection Period

Beginning Securitization Value	$569,374,301.29
Principal Reduction Amount	51,946,370.48
Ending Securitization Value	$517,427,930.81

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$341,605,782.89
Aggregate Securitization Value (End of Period)	$517,427,930.81
First Priority Principal Distribution Amount	-

Target Note Balance	$301,678,859.29
Target Overcollateralization Amount	$215,749,071.52
Target Overcollateralization Percentage	17.95%

Determination of Available Funds
Collections

Monthly Payments (net of Daily Advance Reimbursements)*	$11,391,909.81
Reallocation Payment	62,615.68
Sale Proceeds	12,775,989.97
Termination Proceeds	30,735,295.15
Recovery Proceeds	83,761.50
Total Collections	$55,049,572.11

Advances
Monthly Payment Advance	$829,583.21
Sales Proceeds Advance	-
Total Advances	$829,583.21
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$55,879,155.32

Collection Account

Total Available Funds	$55,879,155.32
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	865,607.88
Servicing Fees	474,478.58
Note Distribution Account (Interest Due)	408,665.08
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	39,926,923.60
Trustee Fees and Expenses not paid by Servicer	-
Certificate Distribution Account (any remaining payments)	14,203,480.18
Total Distributions from SUBI Collection Account	$55,879,155.32

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$1,058,141.70
Current Period Monthly Payment Advance	829,583.21
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	865,607.88
Ending Period Unreimbursed Previous Servicer Advances	$1,022,117.03

Note Distribution Account

Amount Deposited from the Collection Account	$40,335,588.68
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$40,335,588.68

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$341,605,782.89

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	-	-	-	-	-
Class A-2a Notes	-	-	-	-	-	-
Class A-2b Notes	-	-	-	-	-	-
Class A-3 Notes	-	$39,926,923.60	$39,926,923.60	$220,678,859.29	130	0.72
Class A-4 Notes	-	-	-	$81,000,000.00	-	1.00
	-	$39,926,923.60	$39,926,923.60	$301,678,859.29

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		0.42000%	-	0.00
Class A-2a Notes		1.07000%	-	0.00
Class A-2b Notes		0.00000%	-	0.00
Class A-3 Notes		1.40000%	$304,040.08	0.99
Class A-4 Notes		1.55000%	$104,625.00	1.29
			$408,665.08

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$3,004,861.72
Beginning Period Amount	3,004,861.72
Current Period Deposit	-
Net Investment Earnings	963.38
Reserve Fund Draw Amount	-
Release to Certificateholder	963.38
Ending Period Required Amount	3,004,861.72
Ending Period Amount	$3,004,861.72

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	31,258	16,204
Weighted Average Remaining Term	25.00	8.00
Weighted Average Original Term	36.00	35.92
Weighted Average Seasoning	11.00	27.92

	Units	Securitization Value

Early Terminations	129	$3,419,939.48
Scheduled Terminations	1,332	$36,224,640.29

Residual Value Losses for the Current Period	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$336,531,906.42	$42,768,497.50	$379,300,403.92
ALG Residual Values	323,624,300.18	43,174,283.81	366,798,583.99
Residual Value Loss / (Gain)		$405,786.31	$(12,501,819.93)

Cumulative Residual Value Loss / (Gain) as of the end of the prior period			$(12,907,606.24)
Cumulative Residual Value Loss / (Gain) as of the end of the 2nd preceding period			$(13,790,961.32)
Cumulative Residual Value Loss / (Gain) as of the end of the 3rd preceding period			$(15,070,912.88)

Delinquencies as of the end of the current period	Units	Securitization Value	Percentage
31-60 Days Delinquent	70	2,010,455.81	0.39%
61-90 Days Delinquent	24	647,474.63	0.13%
91-120 Days Delinquent	1	32,507.28	0.01%
121 - 150 Days Delinquent	3	81,273.31	0.02%
151 Days or More Delinquent	1	50,819.40	0.01%

Total 30+ Days Past Due as of the end of the current period	99	$2,822,530.43	0.55%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.57%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.50%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.49%

Credit Losses as of the end of the current period	Units	Dollar Amount
Gross Credit Losses	9	152,011.94
Recoveries	13	48,822.85

Net Credit Losses		103,189.09
Cumulative Net Credit Losses	172	$1,085,866.42
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.20%
Charge Off Rate ***		0.09%

Average of Net Credit Losses ****		$6,313.18

Historical Loss Information
Credit Losses as of the end of the prior period	Units	Dollar Amount
Gross Credit Losses	12	85,122.74
Recoveries	16	56,549.94
Net Credit Losses		28,572.80
Cumulative Net Credit Losses	163	$982,677.33
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.16%
Charge Off Rate ***		0.08%
Average of Net Credit Losses ****		6,028.70

Credit Losses as of the end of the 2nd preceding period	Units	Dollar Amount
Gross Credit Losses	12	61,834.72
Recoveries	6	6,707.79
Net Credit Losses		55,126.93
Cumulative Net Credit Losses	151	$954,104.53
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.15%
Charge Off Rate ***		0.08%
Average of Net Credit Losses ****		6,318.57

Credit Losses as of the end of the 3rd preceding period	Units	Dollar Amount
Gross Credit Losses	13	152,502.72
Recoveries	13	6,815.34
Net Credit Losses		145,687.38
Cumulative Net Credit Losses	139	$898,977.60
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.13%
Charge Off Rate ***		0.07%
Average of Net Credit Losses ****		6,467.46

* Includes Pull Ahead amounts
** Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value is calculated by dividing the Cumulative Net Credit Losses by the Avg Aggregate Sec Value for the period.
Avg Aggregate Sec Value for a period is equal to the average of the Beginning Securitization Value and the Ending Securitization Value for such period.
*** Charge Off Rate is calculated by dividing Cumulative Net Credit Losses by Initial Aggregate Securitization Value as of the Cut-off date.
**** Average of Net Credit Losses is calculated by dividing Cumulative Net Credit Losses by the aggregate number of Leases that have experienced a net credit loss.